Organization	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization

Note 1. Organization

Description of Business

Arcturus Therapeutics Ltd. and its subsidiaries (referred to as the “Company”) is a RNA medicines company focused on significant opportunities in rare, liver, and respiratory diseases. The Company’s key proprietary technology has the potential to address the major hurdles in RNA development, namely the effective and safe delivery of RNA therapeutics to disease-relevant target tissues.

Reverse Merger

On November 15, 2017, Alcobra Ltd. acquired Arcturus Therapeutics, Inc. pursuant to a merger between the companies (the “merger”). Prior to the merger, Alcobra Ltd.’s net assets consisted of cash, investments and nominal non-operating assets. Upon consummation of the merger, Alcobra Ltd. adopted the business plan of Arcturus Therapeutics, Inc. In connection with the merger, Alcobra Ltd. agreed to acquire all of the outstanding common stock of Arcturus Therapeutics, Inc. in exchange for the issuance of an aggregate 6,631,712 of Alcobra Ltd.’s Ordinary Shares, par value 0.07 NIS per share (the “Ordinary Shares”), after giving effect to a 1-for-7 reverse split effected immediately prior to the merger. As a result of the merger, Arcturus Therapeutics, Inc. became a wholly-owned subsidiary of Alcobra Ltd. While Alcobra Ltd. was the legal acquirer in the transaction, Arcturus Therapeutics, Inc. was deemed the accounting acquirer. Immediately after giving effect to the merger, on November 15, 2017, Alcobra Ltd. changed its name to Arcturus Therapeutics Ltd. (“Arcturus” or the “Company”). On November 16, 2017, the Company commenced trading under the symbol “ARCT.” The Company’s principal executive offices and location of all operations are in San Diego, California.

In accordance with the authoritative literature, a transaction where a private company merges into a public company with no operations and nominal net assets should be accounted for as a capital transaction rather than a business combination. Consequently, the reverse merger was accounted for as an issuance of shares by the Company for the net assets of Alcobra Ltd., accompanied by a recapitalization. Excess of considerations paid over net assets acquired and other merger-related costs were recorded as a charge to additional paid-in capital as discussed in Note 6. While Alcobra Ltd. was the legal acquirer in the merger, Arcturus was deemed the accounting acquirer. As a result, the financial statements of the Company prior to the merger date are the historical financial statements of Arcturus whereas the financial statements of the Company after the merger date reflect the results of the operations of Arcturus and Alcobra Ltd. on a combined basis. All historical information presented herein has been retroactively restated to reflect the effect of the merger shares exchange ratio, reverse stock split and change to the authorized number of Ordinary Shares in accordance with Accounting Standards Codification Topic 260, “Earnings Per Share”.

Going Concern

The Company’s activities since inception have consisted principally of performing research and development activities and raising capital. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding before the Company achieves sustainable revenues and profit from operations.

The Company is a pre-clinical bioscience company that is dependent on obtaining external equity and debt financings to fund its operations. Historically, the Company’s primary source of financing has been through the sale of its securities, through issuance of debt and through collaboration agreements. The Company raised $10.0 million in gross proceeds from a long-term debt agreement executed in October 2018 (Note 9).  In addition, in October 2018, the Company entered into a Sales Agreement (the “Sales Agreement”) with Leerink Partners LLC (“Leerink”), pursuant to which it may sell from time to time, at its option, up to an aggregate of $30.0 million of the Company’s ordinary shares through Leerink, as sales agent. Research and development activities have required significant capital investment since the Company’s inception.

The Company expects its operations to continue to require cash investment to pursue the Company’s research and development activities, including preclinical studies, formulation development, clinical trials and related drug manufacturing. The Company has experienced net losses since its inception and as of December 31, 2018 has an accumulated deficit of $44.9 million.  The Company expects to continue to incur additional losses for the foreseeable future, and the Company will need to raise additional debt or equity financing or enter into additional collaborations to fund its development. The ability of the Company to transition to profitability is dependent on identifying and developing successful mRNA drug candidates. In the near future, if the Company is not able to achieve planned milestones, incurs costs in excess of its forecasts, or does not meet covenant requirements of its debt (Note 9), it will need to reduce discretionary spending, discontinue the development of some or all of its products, which will delay part of its development programs, all of which will have a material adverse effect on the Company’s ability to achieve its intended business objectives.  There can be no assurances that additional financing will be secured or, if secured, will be on favorable terms. Management has prepared cash flow forecasts which indicate that based on the Company’s expected operating losses and negative cash flows, there is substantial doubt about the Company’s ability to continue as a going concern within twelve months after the date that the financial statements for the year ended December 31, 2018, are issued.  The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The consolidated financial statements do not reflect any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary if the Company is unable to continue as a going concern.